Financial Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
U.S. dollar / Argentine Peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets and liabilities	$ (279,334)	$ (267,045)
Real / U.S. dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets and liabilities	0	90,697
Euro / Armenian dram
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets and liabilities	(29,456)	(50,939)
U.S. dollar / Armenian dram
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets and liabilities	(27,300)	(30,291)
Euro / U.S. dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets and liabilities	27,304	1,535
Uruguayan peso / U.S. dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets and liabilities	$ (7,745)	$ (7,455)